Received SEC

MAY 23 2017

Washington, DC 20549

Nasdaq Stock Market

17010370

William Slattery, CFA
Vice President
Listing Qualifications

CERTNIAS
001-34611

Electronic Mail Only

May 23, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 23, 2017 The Nasdaq Stock Market (the "Exchange") received from Celsius Holdings, Inc.. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery